Loans and Loans Held for Sale - Restructured Loans for Periods Stated (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Debt forgiveness to customers	$ 0.1